UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC
Address:  620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353

13F File Number: 28-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter F. Palmedo
Title:    President of Sun Valley Gold LLC
Phone:    208-726-2327


Signature, Place and Date of Signing:


  /s/ Peter F. Palmedo        Sun Valley, Idaho             11/13/2006
  --------------------        -------------------           ----------
       [Signature]             [City, State]                  [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.      Form 13-F File Number          Name
---      ---------------------          -----

1.       28-11778                       Geologic Resource Partners LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $380,408
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

                                                           FORM 13F INFORMATION TABLE
   COLUMN 1                  COLUMN 2          COLUMN 3    COLUMN 4          COLUMN 5             COLUMN 6  COLUMN7   COULMN 8

                                                            VALUE       SHRS OR  SH/  PUT/   INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS       CUSIP        (x $1000)   PRN AMT  PRN  CALL   DSCRETN   MGRS    SOLE    SHARED NONE
AGNICO EAGLE MINES LTD         COM             008474108    7,710        247,670  SH           SOLE    NONE    247,670
ANGLOGOLD ASHANTI LTD          SPON ADR        035128206    6,095        161,500  SH           SOLE    NONE    161,500
APEX SILVER MINES LTD          ORD             G04074103    3,432        206,000  SH           SOLE    NONE    206,000
AURIZON MINES LTD              COM             05155P106    7,677      2,889,500  SH           SOLE    NONE  2,889,500
BARRICK GOLD CORP              COM             067901108    5,315        173,000  SH           SOLE    NONE    173,000
BEMA GOLD CORP                 COM             08135F107    7,242      1,634,655  SH           SOLE    NONE  1,634,655
CAMBIOR INC                    COM             13201L103    6,303      1,797,620  SH           SOLE    NONE  1,797,620
CUMBERLAND RES LTD             COM             23077R100    5,888      1,115,700  SH           SOLE    NONE  1,115,700
ELDORADO GOLD CORP NEW         COM             284902103      682        157,300  SH           SOLE    NONE    157,300
FREEPORT-MCMORAN COPPER & GO   CL B            35671D857    9,848        184,900  SH           SOLE    NONE    184,900
GAMMON LAKE RES INC            COM             364915108    2,115        185,000  SH           SOLE    NONE    185,000
GOLD FIELDS LTD NEW            SPON ADR        38059T106   15,198        851,900  SH           SOLE    NONE    851,900
GOLD RESV INC                  CL A            38068N108    2,369        580,658  SH           SOLE    NONE    580,658
GOLDCORP INC NEW               COM             380956409   16,403        695,048  SH           SOLE    NONE    695,048
GOLDEN STAR RES LTD CDA        COM             38119T104    4,329      1,585,665  SH           SOLE    NONE  1,585,665
HARMONY GOLD MNG LTD           SPON ADR        413216300    4,797        370,991  SH           SOLE    NONE    370,991
HECLA MNG CO                   COM             422704106   17,308      3,015,400  SH           SOLE    NONE  3,015,400
IMA EXPLORATION INC            COM             449664101      931      1,652,000  SH           SOLE    NONE  1,652,000
IAMGOLD CORP                   COM             450913108    2,113        250,000  SH           SOLE    NONE    250,000
KIMBER RES INC                 COM             49435N101    4,072      2,032,200  SH           SOLE    NONE  2,032,200
KINROSS GOLD CORP              COM NO PAR      496902404    5,070        404,991  SH           SOLE    NONE    404,991
MERIDIAN GOLD INC              COM             589975101   12,532        504,084  SH           SOLE    NONE    504,084
METALLICA RES INC              COM             59125J104    4,318      1,419,600  SH           SOLE    NONE  1,419,600
MINEFINDERS LTD                COM             602900102    9,393      1,028,400  SH           SOLE    NONE  1,028,400
MIRAMAR MINING CORP            COM             60466E100    6,287      1,518,010  SH           SOLE    NONE  1,518,010
NEWMONT MINING CORP            COM             651639106    4,082         95,480  SH           SOLE    NONE     95,480
NORTHGATE MINERALS CORP        COM             666416102      642        200,000  SH           SOLE    NONE    200,000
RANDGOLD RES LTD               ADR             752344309    5,876        288,602  SH           SOLE    NONE    288,602
SILVER WHEATON CORP            COM             828336107    3,262        347,640  SH           SOLE    NONE    347,640
STILLWATER MNG CO              COM             86074Q102      924        110,000  SH           SOLE    NONE    110,000
STREETRACKS GOLD TR            GOLD SHS        863307104    7,651        128,658  SH           SOLE    NONE    128,658
YAMANA GOLD INC                COM             98462Y100    8,299        900,765  SH           SOLE    NONE    900,765
BARRICK GOLD CORP              COM             067901108   44,109      1,450,000         CALL  SOLE    NONE  1,450,000
FREEPORT-MCMORAN COPPER & GO   CL B            35671D857    2,663         50,000         CALL  SOLE    NONE      50,00
GOLD FIELDS LTD NEW            SPON ADR        38059T106   13,380        750,000         CALL  SOLE    NONE    750,000
NEWMONT MINING CORP            COM             651639106  106,875      2,500,000         CALL  SOLE    NONE  2,500,000
AGNICO EAGLE MINES LTD         COM             008474108      623         20,000         PUT   SOLE    NONE     20,000
GOLDCORP INC NEW               COM             380956409    5,900        250,000         PUT   SOLE    NONE    250,000
KINROSS GOLD CORP              COM NO PAR      496902404    1,252        100,000         PUT   SOLE    NONE    100,000
MERIDIAN GOLD INC              COM             589975101    6,215        250,000         PUT   SOLE    NONE    250,000
NOVAGOLD RES INC               COM NEW         66987E206      235         15,000         PUT   SOLE    NONE     15,000
DURBAN ROODEPOORT DEEP LTD     NOTE 6.00%11/1  266597AB9      993      1,000,000  PRN          SOLE    NONE  1,000,000

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